Significant Concentrations (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer A and Affiliates [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	20.10%	18.10%	16.90%
Customer A and Affiliates [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	22.80%	21.90%
INX and Affiliates [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	21.10%	19.60%	22.60%
INX and Affiliates [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	22.20%	26.70%